Acquisitions and Deconsolidation of Subsidiary (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Unaudited proforma results of operations
Revenue	$ 14,122,000	$ 21,210,000	$ 54,072,078	$ 49,782,343
Net income (loss)	$ 6,258,000	$ (650,000)	$ (25,675,959)	$ (1,298,960)
Basic income (loss) per share	$ 0.66	$ (0.31)	$ (7.92)	$ (0.78)
Diluted loss per share	$ (1.56)	$ (0.31)